LONG TERM DEBT, NET - Narrative (Details)		1 Months Ended			12 Months Ended
	Jun. 07, 2021 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 17, 2020 USD ($)	May 14, 2020 USD ($) debtInstrument
Debt Instrument [Line Items]
Repayment of debt					$ 5,000,000	$ 2,000,000
Term loan | Secured Debt
Debt Instrument [Line Items]
Principal amount	$ 10,000,000
Repayment of debt		$ 5,000,000
Debt instrument, interest rate floor	7.25%
Interest rate at end of period		11.50%			11.50%
Debt final payment fee, percentage	4.75%
Debt issuance costs, gross	$ 600,000
Term loan | Secured Debt | Prepayment before June 7, 2022
Debt Instrument [Line Items]
Debt instrument, prepayment fee, percentage	3.00%
Term loan | Secured Debt | Prepayment before June 7, 2023
Debt Instrument [Line Items]
Debt instrument, prepayment fee, percentage	2.00%
Term loan | Secured Debt | Prepayment after June 7, 2023
Debt Instrument [Line Items]
Debt instrument, prepayment fee, percentage	1.00%
Term loan | Secured Debt | Prime Rate
Debt Instrument [Line Items]
Variable interest rate spread	4.00%
PPP loan
Debt Instrument [Line Items]
Debt instrument, decrease, forgiveness			$ 100,000	$ 200,000
PPP loan | Notes Payable to Banks
Debt Instrument [Line Items]
Principal amount									$ 300,000
Number of debt instruments | debtInstrument									2
MYOS Promissory Note | Other Payables
Debt Instrument [Line Items]
Principal amount								$ 3,000,000
Repayment of debt							$ 1,000,000